Note 8 - Gold Loan Payable and Gold in Trust - Gold Loan Payable (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Gold loan payable	$ 2,541,338
Change in fair value through profit & loss	44,049	$ (66,631)
Gold loan derivative instruments [member]
Statement Line Items [Line Items]
Derivative financial liabilities	430,965	378,324
Change in fair value through profit & loss	(44,049)	66,631
Foreign exchange difference	(11,499)	(13,990)
Derivative financial liabilities	375,417	430,965	$ 378,324
Gold loan [member]
Statement Line Items [Line Items]
Gold loan payable	2,541,338	2,790,858
Less derivative financial liabilities on initial recognition		(378,324)
Accrued interest expense	261,151	39,760
Accrued standby fees	9,536	13,527
Accretion expense	100,563	158,495
Expenses		5,136
Foreign exchange difference	$ (69,832)	$ (88,114)